Interest expense (Tables)	12 Months Ended
Dec. 31, 2020
Borrowing costs [abstract]
Disclosure of interest expense

FOR THE YEAR ENDED DECEMBER 31	2020	2019
Interest expense on long-term debt	(1,072)	(1,017)
Interest expense on other debt	(87)	(153)
Capitalized interest	49	45
Total interest expense	(1,110)	(1,125)